SCHEDULE OF SUPPLEMENT RELATED TO LEASE (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Operating Lease
Long-term right-of-use asset			$ 123,606
Short-term operating lease liability			125,679
Long-term operating lease liability
Total operating lease liabilities			$ 125,679